Consolidated Statements of Changes in Shareholders' Equity - CAD CAD in Thousands	Total	Common shares	Treasury shares	Additional paid-in capital	Deficit
Beginning balance at Dec. 31, 2014	CAD 189,579	CAD 290,800	CAD (3,685)	CAD 19,866	CAD (117,402)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(7,470)				(7,470)
Exercised options	82	137		(55)
Stock-based compensation	583		99	484
Dividends ($0.08 per share)	(2,597)				(2,597)
Share purchase programs	(6,185)	(15,417)		9,232
Purchase of treasury shares for settlement of certain equity classified stock-based compensation	(2,374)		(2,374)
Ending balance at Dec. 31, 2015	171,618	275,520	(5,960)	29,527	(127,469)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(445)				(445)
Exercised options	284	471		(187)
Stock-based compensation	2,791		370	2,421
Dividends ($0.08 per share)	(2,386)				(2,386)
Share purchase programs	(9,204)	(23,358)		14,154
Purchase of treasury shares for settlement of certain equity classified stock-based compensation	(3,704)		(3,704)
Ending balance at Dec. 31, 2016	CAD 158,954	CAD 252,633	CAD (9,294)	CAD 45,915	CAD (130,300)